Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Joint ventures
Investments in joint ventures	$ 6,020,475	$ 5,875,015
Associates
Investments in associates	2,562,576	2,543,617
Total investments in subsidiaries, joint ventures and associates	8,583,051	8,418,632
Cost
Joint ventures
Investments in joint ventures	6,437,203	6,291,743
Associates
Investments in associates	2,571,975	2,553,016
Gases del Caribe S.A. E.S.P. | Cost
Associates
Investments in associates	1,528,086	1,527,699
ATP Tower Holdings | Cost
Associates
Investments in associates	752,334	720,332
Gas Natural del Oriente S.A. E.S.P. | Cost
Associates
Investments in associates	145,960	156,353
Gases de la Guajira S.A. E.S.P. | Cost
Associates
Investments in associates	70,237	69,996
E2 Energia Eficiente S.A. E.S.P. | Cost
Associates
Investments in associates	31,500	34,432
Extrucol S.A. | Cost
Associates
Investments in associates	30,154	30,147
Serviport S.A. | Cost
Associates
Investments in associates	9,399	9,399
Serviport S.A. | Accumulated impairment
Associates
Investments in associates	(9,399)	(9,399)
Sociedad Portuaria Olefinas y Derivados S.A. | Cost
Associates
Investments in associates	4,305	4,658
Interligacao, Electrica do Madeira S.A. | Cost
Joint ventures
Investments in joint ventures	1,721,591	1,705,188
Transmissora Alianca de Energia Electrica S.A. | Cost
Joint ventures
Investments in joint ventures	1,524,354	1,513,497
Equion Energa Limited | Cost
Joint ventures
Investments in joint ventures	1,104,443	1,037,418
Equion Energa Limited | Accumulated impairment
Joint ventures
Investments in joint ventures	(408,183)	(408,183)
Interligacao Electrica Paraguacu S.A. | Cost
Joint ventures
Investments in joint ventures	536,726	526,294
Interligacao Electrica Garanhuns S.A. | Cost
Joint ventures
Investments in joint ventures	495,359	500,889
Interligacao Electrica Ivai S.A. | Cost
Joint ventures
Investments in joint ventures	477,789	456,076
Interligacao Electrica Aimores S.A. | Cost
Joint ventures
Investments in joint ventures	339,763	335,995
Conexion Kimal Lo Aguirre S.A. | Cost
Joint ventures
Investments in joint ventures	140,755	119,069
Ecodiesel Colombia S.A. | Cost
Joint ventures
Investments in joint ventures	77,978	85,030
Transnexa S.A. E.M.A. | Cost
Joint ventures
Investments in joint ventures	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Joint ventures
Investments in joint ventures	(8,545)	(8,545)
Interconexion Electrica Colombia Panama S.A. | Cost
Joint ventures
Investments in joint ventures	10,529	2,544
Derivex S.A. | Cost
Joint ventures
Investments in joint ventures	1,305	1,123
Parques de Rio | Cost
Joint ventures
Investments in joint ventures	65	71
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Joint ventures
Investments in joint ventures	4	4
Consorcio Elctrico Yapay S.A | Cost
Joint ventures
Investments in joint ventures		$ 0
Consorcio Elctrico Yapay S.A | Accumulated impairment
Joint ventures
Investments in joint ventures	$ (2,003)